Hartford Capital Appreciation HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
IA
Prospectus [Line Items]
Average Annual Return, Percent	13.72%	9.96%	11.93%
IB
Prospectus [Line Items]
Average Annual Return, Percent	13.42%	9.68%	11.64%
IC
Prospectus [Line Items]
Average Annual Return, Percent	13.16%	9.41%	11.37%